SEGMENT REPORTING - Company's revenue (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Revenue	¥ 47,938,575	$ 7,423,298	¥ 65,760,651	¥ 102,384,327
Cost of revenues and related tax	40,723,547	6,306,050	46,154,255	72,518,963
Gross profit	7,215,028	1,117,248	19,606,396	29,865,364
Depreciation and amortization	3,150,789	487,900	1,609,700	1,124,011
Total capital expenditures	522,416		3,868,886	6,342,779
Goods transferred at a point in time [Member]
Revenue	46,549,014		25,093,924	102,384,327
Services rendered over time [Member]
Revenue	1,389,561		40,666,727	0
Automation product and software [Member]
Revenue	18,535,166	2,870,175	51,413,830	63,577,177
Cost of revenues and related tax	19,942,541		38,257,914	49,356,155
Gross profit	(1,407,375)		13,155,916	14,221,022
Depreciation and amortization	277,496		98,756	78,760
Total capital expenditures	26,761		85,975	162,060
Automation product and software [Member] | Goods transferred at a point in time [Member]
Revenue	18,535,166		10,871,301	63,577,177
Automation product and software [Member] | Services rendered over time [Member]
Revenue	0		40,542,529	0
Equipment and accessories [Member]
Revenue	15,791,623	2,445,336	14,222,623	23,951,132
Cost of revenues and related tax	11,264,971		7,683,662	15,039,628
Gross profit	4,526,652		6,538,961	8,911,504
Depreciation and amortization	851,612		683,522	1,018,012
Total capital expenditures	136,224		0	1,573,896
Equipment and accessories [Member] | Goods transferred at a point in time [Member]
Revenue	15,791,623		14,222,623	23,951,132
Equipment and accessories [Member] | Services rendered over time [Member]
Revenue	0		0	0
Oilfield environmental protection [Member]
Revenue	11,043,979	1,710,162	124,198	14,856,018
Cost of revenues and related tax	8,045,567		212,679	8,123,180
Gross profit	2,998,412		(88,481)	6,732,838
Depreciation and amortization	2,000,952		827,422	27,239
Total capital expenditures	315,944		3,782,911	4,606,823
Oilfield environmental protection [Member] | Goods transferred at a point in time [Member]
Revenue	9,654,418		0	14,856,018
Oilfield environmental protection [Member] | Services rendered over time [Member]
Revenue	1,389,561		124,198	0
Platform outsourcing services
Revenue	2,567,807	$ 397,625	0	0
Cost of revenues and related tax	1,470,468		0	0
Gross profit	1,097,339		0	0
Depreciation and amortization	20,729		0	0
Total capital expenditures	43,487		0	0
Platform outsourcing services | Goods transferred at a point in time [Member]
Revenue	2,567,807		0	0
Platform outsourcing services | Services rendered over time [Member]
Revenue	¥ 0		¥ 0	¥ 0